Accounting for Uncertain Tax Positions	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Accounting for Uncertain Tax Positions

3 - ACCOUNTING FOR UNCERTAIN TAX POSITIONS

The Company recognizes any interest accrued related to unrecognized tax benefits in interest and penalties in income tax benefit in the Consolidated Statement of Operations.

At March 31, 2012, the Company had $80,898 in unrecognized tax benefits, related to estimated Investment Tax Credits for research and development in Canada, which would favorably impact the Company’s effective tax rate if subsequently recognized. The unrecognized tax benefits as at March 31, 2011, that were subsequently realized in fiscal 2012, were $88,075. The unrecognized tax benefits as at March 31, 2010, that were subsequently realized in fiscal 2011, were $70,504.

The following table indicates the changes to the Company’s unrecognized tax benefits for the year ended March 31, 2012.

Unrecognized Tax Benefit
Balance at April 1, 2011	88,075
Foreign exchange effects	(3,694)
Settlement with taxing authorities in 2012	(84,381)
Addition based on tax position in 2012	80,898
Balance at March 31, 2012	80,898